Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2024
Fidelity Freedom Blend 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.63%
Past 5 years	4.76%
Since Inception	3.53%	[1]
Fidelity Freedom Blend 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.59%
Past 5 years	3.45%
Since Inception	2.20%	[1]
Fidelity Freedom Blend 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.81%
Past 5 years	3.33%
Since Inception	2.35%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Since Inception	3.80%

[1]	A From August 31, 2018 .